Stock Option Activity and Related Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Options Outstanding
Stock options outstanding, beginning balance	152,287	182,362	218,442	251,137
Stock options Outstanding, Forfeited	(6,850)	(10,750)	(36,080)	(32,695)
Stock options Outstanding, Expired		(19,325)
Stock options outstanding, ending balance	145,437	152,287	182,362	218,442
Stock options exercisable, Ending balance	145,437	152,287
Weighted Average Exercise Price
Stock options outstanding, Weighted Average Exercise Price, beginning balance	$ 19.09	$ 20.08	$ 19.86	$ 19.68
Stock options outstanding, Weighted Average Exercisable Price, Forfeited	$ 20.25	$ 18.74	$ 18.61	$ 18.51
Stock options outstanding, Weighted Average Exercisable Price, Expired		$ 28.60
Stock options outstanding, Weighted Average Exercise Price, ending balance	$ 19.03	$ 19.09	$ 20.08	$ 19.86
Stock options exercisable, Weighted Average Exercise Price	$ 19.03	$ 19.09
Remaining Contractual Life
Stock options outstanding, Remaining Contractual Life (in years)	2 years 1 month 24 days	2 years 6 months 14 days
Stock options exercisable, Remaining Contractual Life (in years)	2 years 1 month 24 days	2 years 6 months 14 days
Aggregate Intrinsic Value
Stock options outstanding, Aggregate Intrinsic Value	$ 0	$ 0
Stock options exercisable, Aggregate Intrinsic Value	$ 0	$ 0